Summary of Significant Accounting Policies - Cost Classifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Reclassified gain (loss) on derivatives, net	$ 146	$ (70)	$ (19)
Cost of Materials and other | Commodity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Reclassified gain (loss) on derivatives, net	$ 146	$ (70)	$ (20)